FINANCIAL EXPENSES (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL EXPENSES
Commission expenses due to early collection of credit card receivables	₺ (801,633)	₺ (916,105)	₺ (500,698)
Foreign currency exchange losses	(470,150)	(649,658)	(109,822)
Interest expenses on purchases	(202,365)	(169,224)	(167,010)
Fair value losses on financial assets measured at fair value (Note 5)	(96,705)	(70,814)
Interest expenses on lease liabilities	(77,906)	(39,917)	(48,202)
Interest expenses on bank borrowings	(59,903)	(142,365)	(124,527)
Other	(1,369)	(823)	(6,884)
Total	₺ (1,710,031)	₺ (1,988,906)	₺ (957,143)